Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,482,000.00
Previously Paid Amount	0.00
Total Fee Amount	563.93
Total Offset Amount	0.00
Net Fee	563.93
Narrative - Max Aggregate Offering Price	$ 6,482,000.00
Final Prospectus	true